Reporting Segments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reporting Segments
Number of reportable segments	4
Period within which an unusual or infrequent item is unlikely to recur (in years)	2 years
Prior period with no similar unusual or infrequent item (in years)	2 years
Allstate Protection
Segment Reporting Information
Revenues from external customers generated outside the United States	$ 892	$ 741	$ 619